Fair value of financial instruments - Fair value measurement sensitivity to unobservable inputs (Details)	Dec. 31, 2021
Minimum of the year
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	6.86%
Top of range [member]
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	7.84%